INVENTORIES	12 Months Ended
Dec. 29, 2019
Inventories [Abstract]
INVENTORIES
INVENTORIES:

	December 29, 2019	December 30, 2018

Raw materials and spare parts inventories	$152,584	$151,600
Work in progress	75,535	67,903
Finished goods	823,933	720,526
	$1,052,052	$940,029

The amount of inventories recognized as an expense and included in cost of sales was $2,044.9 million for fiscal 2019 (2018 - $2,029.5 million), which included an expense of $62.9 million (2018 - $11.2 million) related to the write-down of inventory to net realizable value. Write-downs of inventory to net realizable value includes $47.6 million for the impact of the Company’s decision in the fourth quarter of fiscal 2019 to implement a strategic initiative to significantly reduce its imprintable product line stock-keeping unit (SKU) count by exiting all ship to-the-piece activities and discontinuing overlapping and less productive styles and SKUs between brands.